Called-up share capital - Treasury shares (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Treasury shares
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	1,482,072	1,614,657	1,756,327
Treasury shares outstanding, beginning of period	$ 370	$ 403	$ 439
Purchases for settlement of employee share plans (in shares)	757	4,423	9,631
Purchases for settlement of employee share plans	$ 0	$ 1	$ 2
Shares re-issued for employee share-based payment plans (in shares)	(148,732)	(137,008)	(151,301)
Shares re-issued for employee share-based payment plans	$ (37)	$ (34)	$ (38)
Balance, end of period (in shares)	1,426,265	1,482,072	1,614,657
Treasury shares outstanding, end of period	$ 356	$ 370	$ 403
Treasury shares
Disclosure of classes of share capital [line items]
Issue of new shares for employee share-based payment plans (in shares)	92,168	0	0
Issue of new shares for employee share-based payment plans	$ 23	$ 0	$ 0